Provisions (Details)	Dec. 31, 2023	Dec. 31, 2022
Worker' Profit-Sharing [Member]
Provisions [Line Items]
Percentage of distributions to employees	50.00%	50.00%
Proportionate annual salary levels	50.00%	50.00%
Bottom of range [Member] | Worker' Profit-Sharing [Member]
Provisions [Line Items]
Percentage of employee profit	8.00%	8.00%
Bottom of range [Member] | Rehabilitation Provision [Member]
Provisions [Line Items]
Risk-free discount rate percentage	0.52%	0.54%
Top of range [Member] | Worker' Profit-Sharing [Member]
Provisions [Line Items]
Percentage of employee profit	10.00%	10.00%
Top of range [Member] | Rehabilitation Provision [Member]
Provisions [Line Items]
Risk-free discount rate percentage	4.20%	4.14%